UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Owl Creek Asset Management
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Address:   640 Fifth Avenue, 20th Floor
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           New York, NY 10019
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Form 13F File Number:  ________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Sapadin, CFO
           --------------------------------------------------

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Phone:     212 688 2550
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Signature, Place, and Date of Signing:

         /s/ Dan Sapadin             New York, NY             05/11/2006
       -------------------   ------------------------------  -------------


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        32
                                               -------------

Form 13F Information Table Value Total:        $931,818
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No. Form 13F File Number Name


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                                                                      FORM 13F INFORMATION TABLE

                                                            VALUE    SHRS OR   SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS SOLE   SHARED NONE
-----------------------------  ---------------   -------- -------   --------  --------   ----------  -------- ------------------

ALTRIA GROUP INC               COM               02209S103  31,561    445,400  SH            SOLE              445,400   0    0
ALTRIA GROUP INC               COM               02209S103  88,575  1,250,000  SH  CALL      SOLE            1,250,000   0    0
AMERICA MOVIL S A DE CV        SPON ADR L SHS    02364W105  15,862    463,000  SH            SOLE              463,000   0    0
AMERICAN FINL GROUP INC OHIO   COM               025932104   6,196    148,900  SH            SOLE              148,900   0    0
BKF CAP GROUP INC              COM               05548G102   7,922    609,400  SH            SOLE              609,400   0    0
BRINKS CO                      COM               109696104  93,789  1,847,700  SH            SOLE            1,847,700   0    0
CHAPARRAL STL CO DEL           COM               159423102  61,869    953,000  SH            SOLE              953,000   0    0
CONTINENTAL AIRLS INC          CL B              210795308   8,253    306,800  SH            SOLE              306,800   0    0
ENPRO INDS INC                 COM               29355X107  37,785  1,101,600  SH            SOLE            1,101,600   0    0
EXELON CORP                    COM               30161N101  13,151    248,600  SH            SOLE              248,600   0    0
FIDELITY NATL TITLE GROUP IN   CL A              31620R105  33,747  1,482,100  SH            SOLE            1,482,100   0    0
FIRST MARBLEHEAD CORP          COM               320771108   4,801    111,000  SH  PUT       SOLE              111,000   0    0
IKON OFFICE SOLUTIONS INC      COM               451713101  30,458  2,137,400  SH            SOLE            2,137,400   0    0
KEARNY FINL CORP               COM               487169104  13,460    980,300  SH            SOLE              980,300   0    0
LEAR CORP                      COM               521865105   3,546    200,000  SH            SOLE              200,000   0    0
MCDONALDS CORP                 COM               580135101  35,837  1,043,000  SH            SOLE            1,043,000   0    0
MI DEVS INC                    CL A SUB VTG      55304X104  42,407  1,215,100  SH            SOLE            1,215,100   0    0
MIRANT CORP NEW                COM               60467R100  24,897    995,874  SH            SOLE              995,874   0    0
MIRANT CORP NEW                *W EXP 01/03/201  60467R100  13,053    522,101  SH            SOLE              522,101   0    0
MITTAL STEEL CO N V            NY REG SH CL A    60684P101  23,413    620,200  SH            SOLE              620,200   0    0
NOVELIS INC                    COM               67000X106  17,655    858,300  SH            SOLE              858,300   0    0
PMA CAP CORP                   CL A              693419202  32,249  3,167,900  SH            SOLE            3,167,900   0    0
REYNOLDS AMERICAN INC          COM               761713106  33,760    320,000  SH  PUT       SOLE              320,000   0    0
REYNOLDS AMERICAN INC          COM               761713106  23,738    225,000  SH  CALL      SOLE              225,000   0    0
ROTECH HEALTHCARE INC          COM               778669101  23,040  1,587,900  SH            SOLE            1,587,900   0    0
SPRINT NEXTEL CORP             COM               852061100  61,486  2,379,500  SH            SOLE            2,379,500   0    0
TEMPLE INLAND INC              COM               879868107  20,288    455,400  SH            SOLE              455,400   0    0
TYCO INTL LTD NEW              COM               902124106  25,267    940,000  SH            SOLE              940,000   0    0
UNITED INDL CORP               COM               910671106  25,463    417,900  SH            SOLE              417,900   0    0
UNITED STATES STL CORP NEW     COM               912909108  20,631    340,000  SH            SOLE              340,000   0    0
UNUMPROVIDENT CORP             COM               91529Y106  15,800    771,500  SH            SOLE              771,500   0    0
WENDYS INTL INC                COM               950590109  41,859    674,500  SH            SOLE              674,500   0    0

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